21 Loans and Financing (Details 4)	12 Months Ended
Dec. 31, 2019
Copel Geracao e Transmissao S.A. [Member] | BNDES Finem n - 820989.1 - Maua [Member]
Disclosure of detailed information about borrowings [line items]
Company	Copel GeT
Contract	BNDES Finem No. 820989.1 - Mauá
Annual financial index	EBITDA / Net financial results
Limit	≤ 1.3
Copel Geracao e Transmissao S.A. [Member] | Banco do Brasil n - 21/02000-0 - Maua [Member]
Disclosure of detailed information about borrowings [line items]
Company	Copel GeT
Contract	Banco do Brasil No. 21/02000-0 - Mauá
Annual financial index	EBITDA / Net financial results
Limit	≤ 1.3
Copel Distribuicao S.A. [Member] | BNDES Finem n - 14205611 [Member]
Disclosure of detailed information about borrowings [line items]
Company	Copel DIS
Contract	BNDES Finem No. 14205611
Annual financial index	Financial indebtedness / adjusted EBITIDA
Limit	≤ 4.0
Santa Maria Energias Renovaveis S.A. [Member] | BNDES Finem n - 14212711 [Member]
Disclosure of detailed information about borrowings [line items]
Company	Santa Maria
Contract	BNDES Finem No. 14212711
Annual financial index	Debt service coverage ratio
Limit	≤ 1.3
Santa Helena Energias Renovaveis S.A. [Member] | BNDES Finem n - 14212721 [Member]
Disclosure of detailed information about borrowings [line items]
Company	Santa Helena
Contract	BNDES Finem No. 14212721
Annual financial index	Debt service coverage ratio
Limit	≤ 1.3
Sao Bento Energia, Investimentos e Participacoes S.A. [Member] | BNDES Assignment Agreement [Member]
Disclosure of detailed information about borrowings [line items]
Company	São Bento Energia, Investimento e Participações
Contract	BNDES Assignment Agreement
Annual financial index	Debt service coverage ratio
Limit	≤ 1.3
GE Boa Vista S.A. [Member] | BNDES Finem n - 11211531 [Member]
Disclosure of detailed information about borrowings [line items]
Company	GE Boa Vista S.A.
Contract	BNDES Finem No. 11211531
Annual financial index	Debt service coverage ratio
Limit	≤ 1.3
GE Farol S.A. [Member] | BNDES Finem n - 11211521 [Member]
Disclosure of detailed information about borrowings [line items]
Company	GE Farol S.A.
Contract	BNDES Finem No. 11211521
Annual financial index	Debt service coverage ratio
Limit	≤ 1.3
GE Olho D'agua S.A. [Member] | BNDES Finem n - 11211551 [Member]
Disclosure of detailed information about borrowings [line items]
Company	GE Olho D´Água S.A.
Contract	BNDES Finem No. 11211551
Annual financial index	Debt service coverage ratio
Limit	≤ 1.3
GE Sao Bento do Norte S.A. [Member] | BNDES Finem n - 11211541 [Member]
Disclosure of detailed information about borrowings [line items]
Company	GE São Bento do Norte S.A.
Contract	BNDES Finem No. 11211541
Annual financial index	Debt service coverage ratio
Limit	≤ 1.3
Cutia Empreendimentos Eolicos S.A. [Member] | BNDES Finem n - 18204611 [Member]
Disclosure of detailed information about borrowings [line items]
Company	Cutia
Contract	BNDES Finem No. 18204611
Annual financial index	Debt service coverage ratio
Limit	= 1.2
Costa Oeste Transmissora de Energia S.A. [Member] | BNDES Finem n - 14205851 - A [Member]
Disclosure of detailed information about borrowings [line items]
Company	Costa Oeste
Contract	BNDES Finem No. 13212221
Annual financial index	Debt service coverage ratio [1]
Limit	≤ 1.3
Marumbi Transmissora de Energia S.A. [Member] | BNDES Finem n - 14205851 - B [Member]
Disclosure of detailed information about borrowings [line items]
Company	Marumbi
Contract	BNDES Finem No. 14205851
Annual financial index	Debt service coverage ratio
Limit	≤ 1.3

[1]	financial ratio calculated based on the amounts of the consolidated financial statements of Cutia Empreendimentos Eolicos S.A.